Other Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2013
Convertible Preferred Stock [Abstract]
Schedule of Preferred Units

The Company has the following class of convertible preferred stock outstanding at September 30, 2013:

Issue	Date Issued	Units	Gross Proceeds (In thousands)	Liquidation Preference	Dividend/Interest Rate
Shares classified as Liabilities:
Series C Convertible Preferred Stock	June 7, 2013	28,398,213	$445,000	$15.67	5.81%